Description of Business (Details) - Xos, Inc. [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Description of Business (Details) [Line Items]
Cash received	$ 12.0
Business Combination [Member]
Description of Business (Details) [Line Items]
Percentage of operations	100.00%	100.00%
Additional amount received	$ 31.8